SCHEDULE OF FINANCE LEASE PROFIT AND LOSS AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Finance Lease
Depreciation expense of finance lease right-of-use assets	$ 38	¥ 5,479	¥ 4,166	¥ 4,528
Interest expense on finance lease liabilities	$ 1	¥ 171	¥ 119	¥ 125